Investments in Other Companies - Associates Revenue and profit (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Associates
Operating expenses	$ (1,208,414)	$ (838,156)	$ (784,356)	$ (787,047)
Income (loss) before taxes	1,100,637	763,402	687,442	675,263
Income taxes	(230,346)	(159,768)	(115,361)	(100,212)
Income for the year	$ 870,291	603,634	572,081	$ 575,051
Associates
Associates
Operating income		293,407	274,504
Operating expenses		(270,999)	(255,387)
Other income (expenses)		5,936	2,803
Income (loss) before taxes		28,344	21,920
Income taxes		(6,749)	(5,274)
Income for the year		21,595	16,646
Centro de Compensacion Automatizado S.A.
Associates
Operating income		3,214	2,275
Operating expenses		(2,005)	(1,359)
Other income (expenses)		(25)
Income (loss) before taxes		1,184	916
Income taxes		(268)	(208)
Income for the year		916	708
Soc. Operadora de la Camara de Compensacion de Pagos de Alto Valor S.A.
Associates
Operating income		3,302	3,086
Operating expenses		(3,016)	(2,666)
Other income (expenses)		177	141
Income (loss) before taxes		463	561
Income taxes		(79)	(122)
Income for the year		384	439
Sociedad Operadora de Tarjetas de Crdito Nexus S.A.
Associates
Operating income		50,319	49,403
Operating expenses		(46,426)	(44,664)
Other income (expenses)		(173)	(187)
Income (loss) before taxes		3,720	4,552
Income taxes		(870)	(1,125)
Income for the year		2,850	3,427
Sociedad Interbancaria de Depositos de Valores S.A.
Associates
Operating income		1	9
Operating expenses		(35)	(33)
Other income (expenses)		796	826
Income (loss) before taxes		762	802
Income for the year		762	802
Redbanc S.A.
Associates
Operating income		35,314	34,083
Operating expenses		(33,895)	(32,334)
Other income (expenses)		(260)	(339)
Income (loss) before taxes		1,159	1,410
Income taxes		(308)	(354)
Income for the year		851	1,056
Transbank S.A.
Associates
Operating income		191,568	175,975
Operating expenses		(177,440)	(167,052)
Other income (expenses)		2,380	1,625
Income (loss) before taxes		16,508	10,548
Income taxes		(4,038)	(2,453)
Income for the year		12,470	8,095
Administrador Financiero del Transantiago S.A.
Associates
Operating income		3,435	3,358
Operating expenses		(2,615)	(1,998)
Other income (expenses)		2,982	649
Income (loss) before taxes		3,802	2,009
Income taxes		(894)	(426)
Income for the year		2,908	1,583
Sociedad Imerc OTC S.A.
Associates
Operating income		6,254	6,315
Operating expenses		(5,567)	(5,281)
Other income (expenses)		59	88
Income (loss) before taxes		746	1,122
Income taxes		(292)	(586)
Income for the year		$ 454	$ 536